UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen H Griffin
Title:                        CFO
Phone:                        (914) 670-2839
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           10
Form 13F Information Table Value Total:           $63,756,626

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                                                096627104 4083.820   139332 SH       OTHER   LLP                 0   139332        0
                                                126117100 8733.395   267158 SH       OTHER   LLP                 0   267158        0
CARNIVAL CORP                  PAIRED CTF       143658300 15307.40   446280 SH       OTHER   LLP                 0   446280        0
                                                242370104 6565.706   362146 SH       OTHER   LLP                 0   362146        0
                                                25271C102 5374.901    77270 SH       OTHER   LLP                 0    77270        0
                                                254668403  3.93422     1718 SH       OTHER                       0     1718        0
                                                254668403  7.81119     3411 SH       SOLE                     3411        0        0
                                                464286822 8795.876   117923 SH       OTHER   LLP                 0   117923        0
                                                530555309 12120.05   176600 SH       OTHER   LLP                 0   176600        0
                                                540424108 2763.717    62712 SH       OTHER   LLP                 0    62712        0